Cost and Estimated Earnings on Uncompleted Contracts (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Claims	$ 210,200	$ 189,500	$ 39,700